Cash and Cash Equivalents (Details) - Schedule of Cash and Cash Equivalents - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Cash and Cash Equivalents [Abstract]
Cash on hand and petty cash	$ 7,975	$ 7,957
Checking accounts	44,742	130,362
Demand deposits	4,226,503	22,858,058
Time deposits	42,498,552	6,871,187
Cash on hand and petty cash, Gross	46,777,772	29,867,564
Transferred to financial assets at amortized cost	(41,470,915)	(6,871,187)
Transferred to financial assets at amortized cost, Net	$ 5,306,857	$ 22,996,377